INTANGIBLES (Details 1) - BRL (R$) R$ in Millions	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 7,386.3	R$ 5,207.1
Intangible Assets In Argentina [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	2,765.0	1,303.7
Intangible Assets In Bolivia [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,061.6	830.0
Intangible Assets In Brazil [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life		73.9
Intangible Assets In Canada [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	230.5	195.7
Intangible Assets In Chile [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	80.7	70.7
Intangible Assets In Luxembourg [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	339.6	339.6
Intangible Assets In Paraguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	602.1	504.7
Intangible Assets In The Dominican Republic [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	1,740.1	1,431.5
Intangible Assets In Panama [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	425.9	333.0
Intangible Assets In Uruaguay [Member]
IfrsStatementLineItems [Line Items]
Intangible assets with indefinite useful life	R$ 140.8	R$ 124.3